Direct Dial: 216.348.5411

E-mail: mmeaney@mcdonaldhopkins.com

September 29, 2021

Via Electronic Transmission

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, DC  20549

Re:

Ancora Trust, File No. 811-21418

Dear Sir/Madam:

On behalf of Ancora Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, a preliminary proxy statement related to Ancora Income Fund, Ancora/Thelen Small-Mid Cap Fund, Ancora Microcap Fund and Ancora Dividend Value Equity Fund, each a series of the Trust.  The main purpose of this proxy is to solicit shareholder approval of a new investment advisory agreement with Ancora Advisors LLC.

If you have any questions or comments related to this filing, please contact Michael J. Meaney at (216) 348-5411.

Very truly yours,

/s/ Michael J. Meaney

Michael J. Meaney

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